Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expense
Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2021	2020	2019
Current income taxes	(4,581)	(1,035)	(77)
Deferred tax	8,417	675	—
Income tax expense recognized in the consolidated statements of income	3,836	(360)	(77)

	Year Ended December 31,
	2021	2020	2019
Reconciliation of effective tax rate
Accounting loss before income tax	(513,373)	(436,151)	(32,501)
Tax in accordance with applicable tax rate in Sweden 20,6% (21,4%,21,4)%	105,755	93,336	6,955

Tax effect of:
Effect of other tax rates for foreign subsidiaries	11,481	680	2
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(101,785)	(91,725)	(6,316)
Non-deductible expenses	(11,615)	(2,652)	(782)
Non-taxable income	0	1	64
Income tax expense recognized in the consolidated statements of income	3,836	(360)	(77)

At the effective income tax rate	1%	0%	0%